Summary of Principal Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	6 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 29, 2024 $ / shares	Mar. 29, 2024 ¥ / shares	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Oct. 26, 2022 USD ($)
Summary of Principal Accounting Policies [Line Items]
Accumulated deficits	¥ (3,242,554)			$ (449,089,000)				¥ (3,629,980)
Net cash used in operating activities	(2,088)	$ (290,000)	¥ (25,478)
Current liabilities								643,424
Current assets	1,514,675
Revenues	¥ (76,744)
Principal amount (in Dollars) | $				$ 27,342
Cash requirements (in Dollars) | $									$ 300,000,000
Bank percentage	10.00%			10.00%
Non-current restricted cash	¥ 5,000			$ 692,000
Allowance for doubtful accounts	119
Prepayments	15,769			2,184,000				7,296
Goodwill	1,284,218			$ 177,862,000			¥ 1,284,218
Cost of revenue	¥ 72,555	$ 10,049,000
Tax benefit largest amount	50.00%	50.00%
Share based compensation expenses	¥ 1,531		2,307
Modern Services [Member]
Summary of Principal Accounting Policies [Line Items]
Value added tax percentage	6.00%			6.00%
Liaoning Yixian [Member]
Summary of Principal Accounting Policies [Line Items]
Value added tax percentage								6.00%
PRC [Member]
Summary of Principal Accounting Policies [Line Items]
Conversion price | (per share)					$ 1.00	¥ 7.2203
Insurance Agency [Member]
Summary of Principal Accounting Policies [Line Items]
Revenues	¥ (76,744)
Minimum [Member]
Summary of Principal Accounting Policies [Line Items]
Useful ives years	3 years			3 years
Maximum [Member]
Summary of Principal Accounting Policies [Line Items]
Useful ives years	5 years			5 years